ECOFIN SUSTAINABLE AND SOCIAL IMPACT TERM FUND
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

	Shares/Principal Amount	Fair Value
Common Stock - 50.4% (1)
Natural Gas/Natural Gas Liquids Pipelines - 9.9% (1)
Australia - 1.8% (1)
APA Group (2)	536,889	$4,074,104
United States - 8.1% (1)
Cheniere Energy, Inc. (2)(3)	30,700	4,917,526
Excelerate Energy, Inc.	13,710	352,073
ONEOK, Inc.	15,140	927,022
Targa Resources Corp. (2)(3)	92,500	6,311,275
The Williams Companies, Inc. (2)	167,924	5,714,454
		18,222,350
Natural Gas Gathering/Processing - 0.5% (1)
United States - 0.5% (1)
Hess Midstream Partners LP	38,675	1,094,889

Other - 3.8% (1)
Australia - 2.4% (1)
Atlas Arteria Ltd. (2)	992,726	5,434,198
Spain - 1.4% (1)
Ferrovial SA (2)	121,999	3,062,634
Power - 21.3% (1)
Canada - 1.0% (1)
Algonquin Power & Utilities Corp. (2)	166,889	2,292,365
Germany - 1.2% (1)
RWE AG	68,204	2,610,076
Italy - 4.6% (1)
ENAV SpA (2)	544,452	2,258,633
Enel SpA (3)	1,099,196	5,186,846
Terna SpA (2)	409,102	2,919,015
		10,364,494
Portugal - 2.6% (1)
EDP - Energias de Portugal SA (2)(3)	1,209,999	5,790,564
Spain - 3.6% (1)
Endesa SA (3)	244,955	4,209,483
Iberdrola SA (2)(3)	371,053	3,872,477
		8,081,960
United Kingdom - 4.8% (1)
National Grid Plc	335,962	4,207,282
SSE Plc (2)(3)	343,459	6,593,394
		10,800,676
United States - 3.5% (1)
American Electric Power Co, Inc. (2)	53,287	5,339,357
Atlantica Sustainable Infrastructure Plc	75,263	2,515,289
		7,854,646
Renewable Infrastructure - 2.0% (1)
United Kingdom - 2.0% (1)
Greencoat UK Wind Plc	2,415,956	4,622,483
United States - 0.0% (1)
Archaea Energy, Inc. (4)	27	534
Renewables - 7.2% (1)
United States - 7.2% (1)
Innergex Renewable Energy, Inc. (2)	294,405	4,449,643
NextEra Energy, Inc.	24,649	2,096,644
NextEra Energy Partners LP	26,688	2,190,818
TransAlta Renewables, Inc. (2)	381,927	5,054,168
Transition SA (4)	250,000	2,512,386
		16,303,659
Solar - 0.9% (1)
United States - 0.9% (1)
Sunnova Energy International, Inc. (2)(4)	82,766	2,087,359
Transportation/Storage - 1.5% (1)
Hong Kong - 1.5% (1)
China Suntien Green Energy Corp Ltd.	7,408,484	3,332,010
Utilities - 3.3% (1)
United States - 3.3% (1)
Ameren Corp.	20,040	1,856,105
Essential Utilities, Inc. (2)	58,349	2,867,853
Public Service Enterprise Group, Inc.	43,420	2,794,511
		7,518,469
Total Common Stock
(Cost $115,779,782)		113,547,470

Private Investments - 20.2% (1)
Natural Gas/Natural Gas Liquids Pipelines - 1.0% (1)
Mexico Pacific Limited LLC (MLP) Series A (5)(6)	99,451	2,182,353
Renewables - 19.2% (1)
United States - 19.2% (1)
Renewable Holdco, LLC (5)(6)(7)	N/A	6,387,342
Renewable Holdco I, LLC (5)(6)(7)	N/A	23,088,987
Renewable Holdco I, LLC (5)(6)(7)	N/A	13,684,789
		43,161,118
Total Private Investments
(Cost $45,258,469)		45,343,471

Corporate Bonds - 17.2% (1)
Education - 0.3% (1)
United States - 0.3% (1)
Village Charter School, Inc. 10.000%, 09/30/2022 (8)	800,000	599,040
Healthcare - 1.6% (1)
United States - 1.6% (1)
315/333 West Dawson Associates SUB 144A NT, 11.000%, 01/31/2026 (6)	3,770,000	3,529,911
Project Finance - 8.1% (1)
United States - 8.1% (1)
C2NC Holdings 13.000%, 05/01/2027	10,715,000	10,412,408
Dynamic BC Holdings LLC 13.500%, 04/01/2028 (6)	8,110,000	7,818,381
		18,230,789
Senior Living - 7.2% (1)
United States - 7.2% (1)
Contour Propco 1735 S MISSION SUB 144A NT, 11.000%, 10/01/2025 (6)	5,715,000	5,570,485
Dove Mountain Residences LLC 11.000%, 02/01/2026 (6)	1,050,000	1,022,228
Dove Mountain Residences LLC 16.000%, 02/01/2026 (6)	886,272	864,278
Drumlin Reserve Property LLC 10.000%, 10/02/2025 (6)	1,705,311	1,669,534
Drumlin Reserve Property LLC 16.000%, 10/02/2025 (6)	1,218,000	1,195,311
JW Living Smithville Urban Ren Sub Global 144A 27 11.750%, 06/01/2027 (6)	3,890,000	3,852,146
Realco Perry Hall MD LLC/OPCO Sub 144A NT 10.000%, 10/01/2024 (6)	2,256,000	2,069,372
		16,243,354
Total Corporate Bonds
(Cost $39,977,638)		38,603,094

Master Limited Partnerships - 10.8% (1)
Natural Gas Gathering/Processing - 0.5% (1)
United States - 0.5% (1)
Western Midstream Partners, LP (2)	39,385	1,107,112
Natural Gas/Natural Gas Liquids Pipelines - 5.3% (1)
United States - 5.3% (1)
DCP Midstream, LP	93,735	3,563,805
Energy Transfer LP (2)	424,800	4,974,408
Enterprise Products Partners LP (2)	128,400	3,379,488
		11,917,701
Refined Product Pipelines - 3.0% (1)
United States - 3.0% (1)
MPLX LP (2)	206,200	6,726,244
Renewables - 2.0% (1)
United States - 2.0% (1)
Enviva Partners LP (2)(3)(4)	66,900	4,650,888
Total Master Limited Partnerships
(Cost $19,727,996)		24,401,945

Construction Notes - 5.3% (1)
Bermuda - 1.6% (1)
Saturn Solar Bermuda 1 Ltd. (5)(6)
9.000%, 10/31/2022	3,510,000	3,520,881
Water Equipment & Services - 3.7% (1)
EF WWW Holdings, LLC (5)(6)
10.500%, 09/30/2026	7,268,888	8,384,386
Total Construction Notes
(Cost $11,047,792)		11,905,267

Municipal Bonds - 4.8% (1)
Arizona - 0.2% (1)
La Paz County Industrial Development Authority
10.042%, 01/01/2026	410,000	401,800
Maricopa County Industrial Development Authority
11.000%, 07/01/2033	138,000	134,770
		536,570
Florida - 0.3% (1)
Florida Development Finance Corp.
11.000%, 08/01/2032	320,000	318,632
Florida Development Finance Corp.
5.720%, 07/01/2025 (8)	445,000	422,750
		741,382
Wisconsin - 4.3% (1)
Public Finance Authority
7.500%, 06/01/2029	8,925,000	8,998,243
Public Finance Authority
12.000%, 10/01/2029	185,000	180,771
Public Finance Authority
10.000%, 09/01/2031	525,000	465,675
		9,644,689
Total Municipal Bonds
(Cost $10,918,233)		10,922,641

Preferred Stocks - 2.9% (1)
Natural Gas/Natural Gas Liquids Pipelines - 2.1% (1)
United States - 2.1% (1)
Enterprise Products Partners LP, 7.250% (5)(6)	5,000,000	4,678,350
Renewables - 0.8% (1)
United States - 0.8% (1)
NextEra Energy Partners LP	28,900	1,772,148
Total Preferred Stocks
(Cost $7,657,789)		6,450,498

Special Purpose Acquisition Company Warrant - 0.0% (1)
Renewables - 0.0% (1)
Transition SA Warrant (4)
(Cost $–)	250,000	31,468

Short-Term Investment - 0.2% (1)
United States Investment Company - 0.2% (1)
First American Government Obligations Fund, Class X, 2.039% (9)
(Cost $419,793)	419,793	419,793

Total Investments - 111.8%
(Cost $250,787,492) (1)		251,625,647
Other Assets in Excess of Liabilities - 1.0% (1)		2,238,622
Credit Facility Borrowings - (12.8)% (1)		(28,800,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$225,064,269

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4)	Non-income producing security.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(6)	Restricted securities have a total fair value of $109,590,865 which represents 48.7% of net assets.
(7)	Deemed to be an affiliate of the fund.
(8)	Security in forebearance at August 31, 2022.
(9)	Rate indicated is the current yield as of August 31, 2022.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stock(a)	$113,547,470	$-	$-	$113,547,470
Private Investments(a)	-	-	45,343,471	45,343,471
Corporate Bonds(a)	-	38,603,094		38,603,094
Master Limited Partnerships(a)	24,401,945	-	-	24,401,945
Construction Notes(a)	-	-	11,905,267	11,905,267
Municipal Bonds(a)	-	10,922,641	-	10,922,641
Preferred Stock(a)	1,772,148	-	4,678,350	6,450,498
Special Purpose Acquisition Company Warrant(a)	-	31,468	-	31,468
Short Term Investment(b)	419,793	-	-	419,793
Total Investments	$140,141,356	$49,557,203	$61,927,088	$251,625,647

(b) Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2022:

Preferred Stock	TEAF
Balance – beginning of period	$10,484,287
Purchases	-
Return of capital	-
Sales	(4,980,895)
Total realized gain/loss	686,910
Change in unrealized gain/loss	(1,511,952)
Balance – end of period	$4,678,350

Private Investments	TEAF
Balance – beginning of period	$45,931,077
Purchases	695,548
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(1,283,154)
Balance – end of period	$45,343,471

Construction Notes	TEAF
Balance – beginning of period	$3,583,008
Purchases	7,268,888
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	1,053,371
Balance – end of period	$11,905,267

Special Purpose Acquisition Company Warrants	TEAF
Balance – beginning of period	$141,762
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(110,294)
Balance – end of period	$31,468

Change in unrealized gain/loss on
investments still held at August 31, 2022	$(651,302)

Refer to the Schedule of Investments for further information on the classification of investments.